Operating Segments Information - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of operating segments [line items]
Operating revenue	$ 476,978,710	$ 16,986,421	$ 413,182,184	$ 371,092,421
Packaging and EMS segments [member] | Customer One [member]
Disclosure of operating segments [line items]
Operating revenue	$ 145,952,908	$ 5,197,753	103,987,781	$ 92,117,839
Packaging And Testing segments [member] | Customer Two [member]
Disclosure of operating segments [line items]
Operating revenue			$ 44,653,072